CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	EARNINGS IN EXCESS OF DISTRIBUTIONS (DISTRIBUTIONS IN EXCESS OF EARNINGS)	TOTAL	NONCONTROLLING INTERESTS	REDEEMABLE NONCONTROLLING INTERESTS
Stockholders' equity, beginning balance at Dec. 31, 2018	$ 1,862,463	$ 2,863	$ 4,263,348	$ (2,139,493)	$ (265,664)	$ 1,409
Balance (in shares) at Dec. 31, 2018		286,321,009
Increase (Decrease) in Stockholders' Equity
Issuance and net settlement of shares under employee stock purchase plan and option plans and stock-based compensation	36,682	$ 10	36,672
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)		978,636
Change in equity related to redeemable noncontrolling interests	(1,454)		(1,454)				$ (3,136)
Parent cash dividends declared	(708,561)			(708,561)
Foreign currency translation adjustment	11,866				11,866	0
Change in fair value of derivative instruments	(8,783)				(8,783)
Net income (loss)	266,233			267,377		(1,144)
Stockholders' equity, ending balance at Dec. 31, 2019	1,464,227	$ 2,873	4,298,566	(2,574,896)	(262,581)	265
Balance (in shares) at Dec. 31, 2019		287,299,645
Beginning of redeemable noncontrolling interests at Dec. 31, 2018							70,532
Increase (Decrease) in Temporary Equity [Roll Forward]
Changes in equity related redeemable noncontrolling interests	(1,454)		(1,454)				(3,136)
Foreign currency translation adjustment							128
Net income (loss)							2,082
Noncontrolling interests dividends							(1,924)
Ending of redeemable noncontrolling interests at Dec. 31, 2019							67,682
Increase (Decrease) in Stockholders' Equity
Issuance and net settlement of shares under employee stock purchase plan and option plans and stock-based compensation	37,995	$ 10	37,985
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)		973,404
Change in equity related to redeemable noncontrolling interests	3,527		3,527				(4,924)
Parent cash dividends declared	(718,136)			(718,136)
Foreign currency translation adjustment	46,748				46,635	113
Change in fair value of derivative instruments	(39,947)				(39,947)
Net income (loss)	342,315			342,693		(378)
Stockholders' equity, ending balance at Dec. 31, 2020	$ 1,136,729	$ 2,883	4,340,078	(2,950,339)	(255,893)	0
Balance (in shares) at Dec. 31, 2020	288,273,049	288,273,049
Increase (Decrease) in Temporary Equity [Roll Forward]
Changes in equity related redeemable noncontrolling interests	$ 3,527		3,527				(4,924)
Foreign currency translation adjustment							(969)
Net income (loss)							781
Noncontrolling interests dividends							(2,765)
Ending of redeemable noncontrolling interests at Dec. 31, 2020	59,805						59,805
Increase (Decrease) in Stockholders' Equity
Issuance and net settlement of shares under employee stock purchase plan and option plans and stock-based compensation	6,398	$ 5	6,393
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)		454,698
Change in equity related to redeemable noncontrolling interests	680		680				(680)
Parent cash dividends declared	(178,685)			(178,685)
Foreign currency translation adjustment	(66,224)				(66,224)
Change in fair value of derivative instruments	15,206				15,206
Net income (loss)	45,603			45,603
Stockholders' equity, ending balance at Mar. 31, 2021	959,707	$ 2,888	4,347,151	(3,083,421)	(306,911)	0
Balance (in shares) at Mar. 31, 2021		288,727,747
Increase (Decrease) in Temporary Equity [Roll Forward]
Changes in equity related redeemable noncontrolling interests	680		680				(680)
Foreign currency translation adjustment							(131)
Net income (loss)							1,028
Noncontrolling interests equity contributions							2,200
Noncontrolling interests dividends							(621)
Ending of redeemable noncontrolling interests at Mar. 31, 2021							61,601
Stockholders' equity, beginning balance at Dec. 31, 2020	$ 1,136,729	$ 2,883	4,340,078	(2,950,339)	(255,893)	0
Balance (in shares) at Dec. 31, 2020	288,273,049	288,273,049
Increase (Decrease) in Stockholders' Equity
Issuance and net settlement of shares under employee stock purchase plan and option plans and stock-based compensation	$ 84,004	$ 15	83,989
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)		1,484,012
Change in equity related to redeemable noncontrolling interests	(11,514)		(11,514)				11,682
Parent cash dividends declared	(721,032)			(721,032)
Foreign currency translation adjustment	(135,165)				(134,834)	(331)
Change in fair value of derivative instruments	52,380				52,380
Net income (loss)	450,355			450,219		136
Stockholders' equity, ending balance at Dec. 31, 2021	$ 857,068	$ 2,898	4,412,553	(3,221,152)	(338,347)	1,116
Balance (in shares) at Dec. 31, 2021	289,757,061	289,757,061
Beginning of redeemable noncontrolling interests at Dec. 31, 2020	$ 59,805						59,805
Increase (Decrease) in Temporary Equity [Roll Forward]
Changes in equity related redeemable noncontrolling interests	(11,514)		(11,514)				11,682
Foreign currency translation adjustment							(1,245)
Net income (loss)							2,370
Noncontrolling interests equity contributions							2,200
Noncontrolling interests dividends							(2,450)
Ending of redeemable noncontrolling interests at Dec. 31, 2021	72,411						72,411
Increase (Decrease) in Stockholders' Equity
Issuance and net settlement of shares under employee stock purchase plan and option plans and stock-based compensation	(1,502)	$ 8	(1,510)
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)		793,379
Change in equity related to redeemable noncontrolling interests	(1,992)		(1,992)				1,992
Parent cash dividends declared	(181,023)			(181,023)
Foreign currency translation adjustment	27,155				27,223	(68)
Change in fair value of derivative instruments	16,766				16,766
Net income (loss)	42,299			42,299
Stockholders' equity, ending balance at Mar. 31, 2022	$ 758,771	$ 2,906	4,409,051	$ (3,359,876)	$ (294,358)	$ 1,048
Balance (in shares) at Mar. 31, 2022	290,550,440	290,550,440
Increase (Decrease) in Temporary Equity [Roll Forward]
Changes in equity related redeemable noncontrolling interests	$ (1,992)		$ (1,992)				1,992
Foreign currency translation adjustment							298
Net income (loss)							(592)
Noncontrolling interests dividends							(681)
Ending of redeemable noncontrolling interests at Mar. 31, 2022	$ 73,428						$ 73,428